8. RELATED PARTY TRANSACTIONS AND BALANCES: Schedule of Related Party Liabilities (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pacific Opportunity Capital Ltd
Related Party Liability - Description of Services	[1]	Rent, management and accounting services
Related Party Liability - Amount during period	[1]	$ 218,690	$ 236,975	$ 254,775
Related Party Liability	[1]	$ 21,134	16,406
Paul W. Kuhn
Related Party Liability - Description of Services		Consulting and housing allowance and share-based payment
Related Party Liability - Amount during period		$ 335,970	349,813	333,037
Related Party Liability		$ 16,776	6,446
Paul L. Nelles
Related Party Liability - Description of Services	[2]	Salaries and share-based payment
Related Party Liability - Amount during period	[2]	$ 23,320	35,387	100,526
Related Party Liability	[2]	$ 0	0
Michael Diehl
Related Party Liability - Description of Services	[2]	Salaries and share-based payment
Related Party Liability - Amount during period	[2]	$ 0	0	47,213
Related Party Liability	[2]	$ 0	0
Mineralia
Related Party Liability - Description of Services	[3]	Consulting
Related Party Liability - Amount during period	[3]	$ 198,089	239,882	254,598
Related Party Liability	[3]	$ 17,496	16,469
B&B Renting and Consulting Lda
Related Party Liability - Description of Services	[4]	Rent
Related Party Liability - Amount during period	[4]	$ 42,026	26,293	0
Related Party Liability	[4]	$ 4,117	32,786
Adriano Barros
Related Party Liability - Description of Services	[3]	Share-based payment
Related Party Liability - Amount during period	[3]	$ 16,880	11,389	4,550
Related Party Liability	[3]	0	0
TOTAL
Related Party Liability - Amount during period		834,975	899,739	994,699
Related Party Liability		$ 59,523	72,107
Peshter Mining J.S.C
Related Party Liability - Description of Services	[5]	Office, equipement, vehicles, insurance and consulting
Amount due from related party during period	[5]	$ 0	0	$ 0
Amount due from related party	[5]	$ 0	$ 4,742

[1]	Pacific Opportunity Capital Ltd., a company controlled by a director of the Company.
[2]	Paul L. Nelles is a director of Innomatik while Michael Diehl was the former exploration manager of Innomatik. In February 2015, Mr. Diehl ceased to be the exploration manager of Innomatik.
[3]	Mineralia, a private company partially owned by Adriano Barros, the general manager of MAEPA.
[4]	B&B Renting and Consulting Lda., a private company partially owned by Adriano Barros, the general manager of MAEPA.
[5]	Peshter Mining J.S.C is a joint venture entity owned by Byrnecut and Innomatik.